Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Exchange Risk on Net Working Capital - Foreign Exchange Rate Risk [Member]	6 Months Ended
Apr. 30, 2024 USD ($)
Financial Instruments And Risk Management [Line Items]
Cash and cash equivalents	$ 238,379
Other receivables	49,369
Accounts payable and accrued liabilities	(129,877)
Due to related parties	(37,009)
Total foreign currency financial assets and liabilities	120,862
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 12,086